Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Current Assets [Abstract]
Other Current Assets
Other Current Assets

	December 31,
	2012	2011
	(in thousands)
Other receivables	$452	$663
Construction, operating and maintenance agreement (“COMA”)	—	623
Prepaid insurance—current portion	458	567
Other prepaid amounts	451	508
Gas imbalances receivable	932	852
NGL inventory	931	96
Other current assets	2	14
	$3,226	$3,323

For the years ended December 31, 2012 and 2011, we recorded no lower-of-cost-or-market write-downs on our NGL inventory.